Document and Entity Information	Sep. 29, 2023
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 29, 2023
Document Effective Date	Sep. 29, 2023
Prospectus Date	Feb. 28, 2023
MainStay Floating Rate Fund | Investor Class
Prospectus:
Trading Symbol	MXFNX
MainStay Floating Rate Fund | Class A
Prospectus:
Trading Symbol	MXFAX
MainStay Floating Rate Fund | Class B
Prospectus:
Trading Symbol	MXFBX
MainStay Floating Rate Fund | Class C
Prospectus:
Trading Symbol	MXFCX
MainStay Floating Rate Fund | Class I
Prospectus:
Trading Symbol	MXFIX
MainStay Floating Rate Fund | Class R3
Prospectus:
Trading Symbol	MXFHX
MainStay Floating Rate Fund | Class R6
Prospectus:
Trading Symbol	MXFEX
MainStay Floating Rate Fund | SIMPLE Class
Prospectus:
Trading Symbol	MXFMX
MainStay MacKay Total Return Bond Fund | Investor Class
Prospectus:
Trading Symbol	MTMNX
MainStay MacKay Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MTMAX
MainStay MacKay Total Return Bond Fund | Class B
Prospectus:
Trading Symbol	MTMBX
MainStay MacKay Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	MTMCX
MainStay MacKay Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	MTMIX
MainStay MacKay Total Return Bond Fund | Class R1
Prospectus:
Trading Symbol	MTMRX
MainStay MacKay Total Return Bond Fund | Class R2
Prospectus:
Trading Symbol	MTRTX
MainStay MacKay Total Return Bond Fund | Class R6
Prospectus:
Trading Symbol	MTRDX
MainStay MacKay Total Return Bond Fund | Class R3
Prospectus:
Trading Symbol	MTRVX
MainStay MacKay Total Return Bond Fund | SIMPLE Class
Prospectus:
Trading Symbol	MTMSX